NOTE 8 - DERIVATIVE LIABILITY: Schedule of Assumptions Used (Details)	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Derivative Liabilities, Assumptions, Stock Price	$ 0.052	$ 0.04	$ 0.04
Derivative Liabilities, Assumptions, Volatility	168.00%	168.00%	216.00%
Derivative Liabilities, Assumptions, Dividend Yield	0.00%	0.00%	0.00%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate	4.02%	4.02%	0.06%
Convertible Notes | $	$ 317,285	$ 317,285	$ 171,750
TOTAL | $	$ 186,919	$ 102,011	$ 92,527
Minimum
Derivative Liabilities, Assumptions, Exercise Price	$ 0.0277	$ 0.0224	$ 0.023
Derivative Liabilities, Assumptions, Expected Life	0	0	0
Maximum
Derivative Liabilities, Assumptions, Exercise Price	$ 0.05	$ 0.05	$ 0.05
Derivative Liabilities, Assumptions, Expected Life	0.59	0.59	1.25
Upon Issuance 2023
Derivative Liabilities, Assumptions, Stock Price	$ 0.048
Derivative Liabilities, Assumptions, Exercise Price	$ 0.045
Derivative Liabilities, Assumptions, Expected Life	0.75
Derivative Liabilities, Assumptions, Volatility	145.00%
Derivative Liabilities, Assumptions, Dividend Yield	0.00%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate	4.57%
Convertible Notes | $	$ 388,888
TOTAL | $	$ 174,234
Upon Issuance 2022
Derivative Liabilities, Assumptions, Dividend Yield		0.00%
Convertible Notes | $		$ 356,000
TOTAL | $		$ 273,906
Upon Issuance 2022 | Minimum
Derivative Liabilities, Assumptions, Stock Price		$ 0.043
Derivative Liabilities, Assumptions, Exercise Price		$ 0.0224
Derivative Liabilities, Assumptions, Expected Life		1.0
Derivative Liabilities, Assumptions, Volatility		194.52%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate		0.53%
Upon Issuance 2022 | Maximum
Derivative Liabilities, Assumptions, Stock Price		$ 0.066
Derivative Liabilities, Assumptions, Exercise Price		$ 0.05
Derivative Liabilities, Assumptions, Expected Life		1.2
Derivative Liabilities, Assumptions, Volatility		197.12%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate		0.61%
Upon Issuance 2021
Derivative Liabilities, Assumptions, Dividend Yield			0.00%
Convertible Notes | $			$ 1,772,000
TOTAL | $			$ 1,446,469
Upon Issuance 2021 | Minimum
Derivative Liabilities, Assumptions, Stock Price			$ 0.066
Derivative Liabilities, Assumptions, Exercise Price			$ 0.023
Derivative Liabilities, Assumptions, Expected Life			0
Derivative Liabilities, Assumptions, Volatility			240.87%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate			0.00%
Upon Issuance 2021 | Maximum
Derivative Liabilities, Assumptions, Stock Price			$ 0.10625
Derivative Liabilities, Assumptions, Exercise Price			$ 0.05
Derivative Liabilities, Assumptions, Expected Life			1.88
Derivative Liabilities, Assumptions, Volatility			273.61%
Derivative Liabilities, Assumptions, Risk-Free Interest Rate			0.05%